Equity-Based Compensation (CPE Inc. only) (Tables)	12 Months Ended
Dec. 31, 2013
Equity-Based Compensation (CPE Inc. only)
Schedule of total equity-based compensation expense recognized in entity's consolidated statements of operations

Total equity-based compensation expense recognized primarily within selling, general, and administrative expenses in our consolidated statements of operations was as follows for the years ended December 31 (in thousands):

	2013	2012	2011
Total equity-based compensation expense	$8,016	$11,796	$8,796

Schedule of restricted stock activity

A summary of restricted stock award activity is as follows (in thousands):

		Weighted
		Average
		Grant-Date
		Fair Value
	Number	(per share)
Non-vested shares at January 1, 2013	304	$18.46
Granted	149	17.72
Vested	(61)	16.54
Forfeited	(20)	17.91
Non-vested shares at December 31, 2013	372	$18.51

Summary of performance based share unit awards activity

A summary of performance-based share unit award activity is as follows (in thousands):

		Weighted
		Average
		Grant-Date
		Fair Value
	Number	(per share)
Non-vested units at January 1, 2013	376	$18.66
Granted	228	20.24
Forfeited	(37)	19.11
Expired (1)	(152)	20.12
Non-vested units at December 31, 2013	415	$18.94

(1)                                 Represents units that did not achieve the targeted performance goal.

Summary of assumptions used to estimate the fair value of the performance-based share units
	2013	2012	2011
Risk-free interest rate	0.4%	0.5%	1.3%
Expected volatility	42.5%	48.2%	87.3%
Term	3 years	3 years	3 years

Fair Value (per share)	$20.24	$17.61	$20.12

Summary of non-qualified stock option activity

A summary of non-qualified stock option activity is as follows (in thousands except per share amounts):

		Weighted
		Average	Weighted
		Exercise	Average	Aggregate
		Price	Contractual	Intrinsic
	Number	(per option)	Term (years)	Value(1)
Options outstanding at January 1, 2013	1,332	$15.95	7.38	$4,720
Granted	229	17.50		—
Exercised	(64)	15.01		275
Forfeited	(53)	17.99		12
Expired	(5)	15.65		—
Options outstanding at December 31, 2013	1,439	$16.17	6.70	$2,999
Exercisable at December 31, 2013	924	$15.07	5.80	$2,709
Vested and expected to vest at
December 31, 2013	1,424	$16.15	6.70	$2,988

(1)                                 The intrinsic value of a stock option is the amount by which the market value of the underlying stock exceeds the exercise price of the option at year-end.

Schedule of assumptions used to estimate the fair value of options granted

	2013	2012	2011
Weighted-average grant date fair value (per option)	$8.72	$9.05	$12.47
Assumptions:
Risk-free interest rate	1.4%	1.7%	2.9%
Expected option life	6.5 years	6.5 years	6.5 years
Expected volatility	49.7%	53.6%	59.5%

Schedule of compensation costs related to the ESPP
	2013	2012	2011
Unrecognized compensation expense	$0.2	$0.3	$0.3
Recognized compensation expense	0.4	0.1	0.1
Total ESPP compensation expense	$0.6	$0.4	$0.4

Schedule of fair value of each purchase right granted under the Employee Stock Purchase Plan

	2013	2012	2011
Weighted-average fair value (per award)	$4.28	$5.51	$6.04
Assumptions:
Risk-free interest rate	0.1%	0.2%	0.1%
Expected option life	1.0	1.0	1.0
Expected volatility	33.1%	44.7%	43.0%